Fair Value - Summary of Details and Changes of Total Deferred Difference (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Beginning balance	₩ 10,476,853
Recognized at fair value through profit or loss	(952,319)	₩ (809,919)
Ending balance	11,129,720	10,476,853
Beginning balance	14,597,106
Recognized at fair value through profit or loss	216,040	2,682
Ending balance	16,915,572	14,597,106
Derivatives held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
New transactions	0	0
Recognized at fair value through profit or loss	0	0
Ending balance	0	0
Derivatives used for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	2,257	3,682
New transactions	0	0
Recognized at fair value through profit or loss	(1,425)	(1,425)
Ending balance	₩ 832	₩ 2,257